BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of due to banks and loans under repurchase agreement (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2015
Disclosure of financial liabilities
Total due to banks	₽ 12,305	₽ 7,750
Subordinated securities loan
Disclosure of financial liabilities
Collateral	3,518	3,539
Subordinated debt | MTS Bank
Disclosure of financial liabilities
Subordinated debt			₽ 7,246
At FVTPL | Securities
Disclosure of financial liabilities
Collateral	1,065
At amortized cost | Securities
Disclosure of financial liabilities
Collateral	8,719	2,283
Loans under repurchase agreements
Disclosure of financial liabilities
Total due to banks	11,994	5,315
Loans and term deposits from banks and other financial institutions
Disclosure of financial liabilities
Total due to banks	50	1,268
Correspondent accounts of other banks
Disclosure of financial liabilities
Total due to banks	₽ 261	₽ 1,167